Game operating cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Game operation cost	$ (26,785)	$ (20,540)
Game operation cost
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(21,152)	(17,078)
Technical support services	(5,633)	(3,462)
Game operation cost	$ (26,785)	$ (20,540)